Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue
Other revenue	$ 97,035	$ 53,043	$ 32,684
Total revenue	978,336	782,524	593,036
Other income	317	770	2,798
Service cost
Procurement cost of hotels and packages services	246,550	210,357	168,387
Other cost of providing services	27,798	4,732	9,180
Personnel expenses	160,065	147,587	131,968
Marketing and sales promotion expenses	165,324	123,304	101,601
Other operating expenses	231,905	204,833	133,698
Depreciation, amortization and impairment	27,122	27,267	27,396
Results from operating activities	119,889	65,214	23,604
Finance income	28,256	24,365	10,974
Finance costs	32,191	(3,307)	46,732
Net finance income (costs)	(3,935)	27,672	(35,758)
Share of profit (loss) of equity-accounted investees	(64)	52	10
Profit (loss) before tax	115,890	92,938	(12,144)
Income tax benefit (expense)	(20,616)	123,805	976
Profit (loss) for the year	95,274	216,743	(11,168)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability	(642)	(964)	468
Equity instruments at fair value through other comprehensive income (FVOCI) - net change in fair value	(452)	0	0
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(1,094)	(964)	468
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences on foreign operations	(20,898)	(9,862)	(48,879)
Total other comprehensive income that may be reclassified to profit or loss, net of tax	(20,898)	(9,862)	(48,879)
Other comprehensive loss for the year, net of tax	(21,992)	(10,826)	(48,411)
Total comprehensive income (loss) for the year	73,282	205,917	(59,579)
Profit (loss) attributable to:
Owners of the Company	95,101	216,801	(11,321)
Non-controlling interests	173	(58)	153
Profit (loss) for the year	95,274	216,743	(11,168)
Total comprehensive income (loss) attributable to:
Owners of the Company	73,255	206,059	(59,176)
Non-controlling interests	27	(142)	(403)
Total comprehensive income (loss) for the year	$ 73,282	$ 205,917	$ (59,579)
Earnings (loss) per share (in USD)
Basic	$ 0.84	$ 1.95	$ (0.1)
Diluted	$ 0.83	$ 1.74	$ (0.1)
Air Ticketing [Member]
Revenue
Revenue	$ 241,529	$ 201,246	$ 147,793
Hotels and Packages [Member]
Revenue
Revenue	520,411	435,542	337,686
Bus Ticketing [Member]
Revenue
Revenue	$ 119,361	$ 92,693	$ 74,873